Schedule of Investments (unaudited)
June 30, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.6%
Aevex Corp., Class A(a)(b)	23,691	$ 494,905
Archer Aviation, Inc., Class A(a)	46,202	218,535
Arxis, Inc., Class A(a)(b)	15,687	723,798
ATI, Inc.(a)	15,951	3,143,942
BWX Technologies, Inc.	26,812	5,218,956
Carpenter Technology Corp.	9,986	6,159,764
Curtiss-Wright Corp.	2,285	1,731,482
Ducommun, Inc.(a)	12,439	2,303,827
FTAI Aviation Ltd.	3,089	835,667
Hawkeye 360, Inc.(a)(b)	3,925	79,364
Huntington Ingalls Industries, Inc.	7,772	2,175,305
Intuitive Machines, Inc., Class A(a)	7,374	157,730
Kratos Defense & Security Solutions, Inc.(a)	47,143	2,350,550
Leonardo DRS, Inc.	13,059	557,228
Moog, Inc., Class A	3,967	1,681,373
Textron, Inc.	5,643	517,632
Voyager Technologies, Inc., Class A(a)(b)	1,876	60,501
Woodward, Inc.	12,411	5,280,136
		33,690,695
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	17,094	3,219,484
Forward Air Corp.(a)	28,713	387,912
GXO Logistics, Inc.(a)	35,840	1,817,088
Hub Group, Inc., Class A	12,406	543,259
		5,967,743
Automobile Components — 1.0%
Adient PLC(a)	31,958	587,388
BorgWarner, Inc.	64,432	4,278,285
Dana, Inc.	26,974	733,963
Dauch Corp.(a)	26,218	142,102
Gentex Corp.	31,648	799,745
Lear Corp.	5,524	740,547
Mobileye Global, Inc., Class A(a)	81,024	784,312
QuantumScape Corp., Class A(a)	158,125	1,195,425
Standard Motor Products, Inc.	4,899	190,914
		9,452,681
Automobiles — 0.1%
Rivian Automotive, Inc., Class A(a)	38,075	660,601
Winnebago Industries, Inc.	4,439	138,675
		799,276
Banks — 6.4%
1st Source Corp.	3,102	253,061
Amalgamated Financial Corp.	25,992	1,193,033
Ameris Bancorp	10,763	971,468
Associated Banc-Corp.	24,705	760,173
Axos Financial, Inc.(a)	4,695	457,246
Banc of California, Inc.	84,266	1,721,554
Bank of Hawaii Corp.	3,878	316,018
Bank7 Corp.	6,845	335,063
Bar Harbor Bankshares	5,140	194,086
BOK Financial Corp.	6,348	881,610
Byline Bancorp, Inc.	3,634	136,857
Capital City Bank Group, Inc.	4,329	213,939
Coastal Financial Corp.(a)	1,449	112,312
ConnectOne Bancorp, Inc.	5,367	179,473
Cullen/Frost Bankers, Inc.	56,880	8,789,098
Customers Bancorp, Inc.(a)	6,689	529,100
CVB Financial Corp.	21,998	496,055
East West Bancorp, Inc.	15,611	2,015,224
Security	Shares	Value
Banks (continued)
First Bank	26,373	$ 467,593
First Busey Corp.	3,350	98,825
First Business Financial Services, Inc.	3,051	192,732
First Hawaiian, Inc.	105,254	3,083,942
First Horizon Corp.	206,135	5,285,302
First Internet Bancorp	13,163	365,931
FNB Corp.	93,172	1,777,722
Glacier Bancorp, Inc.	15,282	788,246
HomeTrust Bancshares, Inc.	8,814	439,731
Horizon Bancorp, Inc.	59,514	1,189,090
Independent Bank Corp.	63,091	2,275,692
Kearny Financial Corp.	96,497	912,862
Live Oak Bancshares, Inc.	32,268	1,317,825
Metropolitan Bank Holding Corp.	10,638	1,050,609
Midland States Bancorp, Inc.	28,100	875,034
National Bank Holdings Corp., Class A	4,052	180,030
Nicolet Bankshares, Inc.	3,565	589,615
Northfield Bancorp, Inc.	97,270	1,432,787
OceanFirst Financial Corp.	82,053	1,602,495
Old National Bancorp	77,141	1,997,952
Old Second Bancorp, Inc.	5,366	125,135
Park National Corp.	2,093	382,998
Pinnacle Financial Partners, Inc.	44,482	4,487,344
Popular, Inc.	5,335	875,900
Prosperity Bancshares, Inc.	3,772	275,469
Republic First Bancorp, Inc.(a)	87,118	9
Southern First Bancshares, Inc.(a)	1,844	112,668
SouthState Bank Corp.	13,498	1,348,450
Stock Yards Bancorp, Inc.	1,788	136,728
UMB Financial Corp.	22,363	3,192,542
United Community Banks, Inc.	12,895	452,486
Univest Financial Corp.	11,731	513,231
USCB Financial Holdings, Inc., Class A	8,747	178,964
Western Alliance Bancorp	16,406	1,348,573
Western New England Bancorp, Inc.	18,690	267,267
Zions Bancorp N.A.	15,187	1,050,789
		60,227,938
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(a)	814	144,103
Celsius Holdings, Inc.(a)	17,001	497,789
Molson Coors Beverage Co., Class B	18,043	702,955
National Beverage Corp.(a)	11,941	372,559
Primo Brands Corp., Class A	6,372	155,732
		1,873,138
Biotechnology — 6.0%
ACADIA Pharmaceuticals, Inc.(a)	60,642	1,534,243
ADMA Biologics, Inc.(a)	26,029	217,863
Agios Pharmaceuticals, Inc.(a)	30,647	1,137,310
Alkermes PLC(a)	39,909	2,091,032
Altimmune, Inc.(a)	54,155	164,631
Arcutis Biotherapeutics, Inc.(a)	9,592	251,502
Ardelyx, Inc.(a)	123,922	632,002
Arrowhead Pharmaceuticals, Inc.(a)	12,282	1,001,106
Ascendis Pharma A/S(a)	5,313	1,417,083
Atrium Therapeutics, Inc.(a)	445	5,985
Beam Therapeutics, Inc.(a)	10,630	364,822
BioCryst Pharmaceuticals, Inc.(a)	93,235	932,350
Biohaven Ltd.(a)	30,955	460,610
BioMarin Pharmaceutical, Inc.(a)	8,200	469,204
Bridgebio Pharma, Inc.(a)	6,996	521,062
Cabaletta Bio, Inc.(a)	42,068	130,831
Caris Life Sciences, Inc.(a)	29,470	525,155

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Celldex Therapeutics, Inc.(a)	23,582	$ 877,486
Corbus Pharmaceuticals Holdings, Inc.(a)	11,872	111,359
CRISPR Therapeutics AG(a)	1,857	101,281
Cytokinetics, Inc.(a)	12,453	1,060,871
Editas Medicine, Inc.(a)	31,081	100,702
Exelixis, Inc.(a)	50,285	2,736,007
Halozyme Therapeutics, Inc.(a)	1,789	140,025
Ideaya Biosciences, Inc.(a)(b)	31,300	1,166,551
Insmed, Inc.(a)	10,064	1,073,024
Intellia Therapeutics, Inc.(a)	52,822	893,748
Ionis Pharmaceuticals, Inc.(a)	34,619	2,744,940
Iovance Biotherapeutics, Inc.(a)(b)	35,295	146,827
Ironwood Pharmaceuticals, Inc., Class A(a)	147,412	620,605
Janux Therapeutics, Inc.(a)	76,510	1,175,194
Keros Therapeutics, Inc.(a)	22,044	235,871
Krystal Biotech, Inc., Class A3(a)	562	208,879
Kura Oncology, Inc.(a)	65,429	717,756
Larimar Therapeutics, Inc.(a)	27,652	84,339
Madrigal Pharmaceuticals, Inc.(a)	2,604	1,398,218
MannKind Corp.(a)	141,290	601,895
MiMedx Group, Inc.(a)	97,922	377,000
Mineralys Therapeutics, Inc.(a)	12,771	344,562
Mirum Pharmaceuticals, Inc.(a)	4,035	472,377
Moderna, Inc.(a)	6,969	488,039
MoonLake Immunotherapeutics(a)	17,063	332,217
Myriad Genetics, Inc.(a)	97,059	554,207
Natera, Inc.(a)	2,875	780,419
Neurocrine Biosciences, Inc.(a)	18,924	3,189,356
Newamsterdam Pharma Co. NV(a)	2,969	100,619
Nkarta, Inc.(a)	67,734	191,687
Nuvalent, Inc., Class A(a)	2,506	309,491
Perspective Therapeutics, Inc.(a)	73,326	250,042
Praxis Precision Medicines, Inc.(a)	2,168	725,825
Prime Medicine, Inc.(a)	56,204	207,393
Prothena Corp. PLC(a)	13,711	134,231
PTC Therapeutics, Inc.(a)	11,114	906,569
Recursion Pharmaceuticals, Inc., Class A(a)(b)	136,789	502,016
REGENXBIO, Inc.(a)	62,212	745,300
Replimune Group, Inc.(a)	54,406	602,274
Revolution Medicines, Inc.(a)	4,078	763,728
Rigel Pharmaceuticals, Inc.(a)	5,419	211,991
Rocket Pharmaceuticals, Inc.(a)	79,992	273,573
Roivant Sciences Ltd.(a)	35,407	1,253,054
Sana Biotechnology, Inc.(a)	36,788	128,390
Sarepta Therapeutics, Inc.(a)	71,735	1,289,078
SQZ Biotechnologies Co.(a)	1,031	25
Summit Therapeutics, Inc.(a)(b)	29,953	436,415
Syndax Pharmaceuticals, Inc.(a)	43,421	949,183
Tango Therapeutics, Inc.(a)	3,935	123,008
TG Therapeutics, Inc.(a)	25,745	1,414,430
Tonix Pharmaceuticals Holding Corp.(a)	11,508	146,842
Twist Bioscience Corp.(a)	5,043	518,824
Ultragenyx Pharmaceutical, Inc.(a)	47,422	1,583,421
United Therapeutics Corp.(a)	1,894	1,026,226
Vanda Pharmaceuticals, Inc.(a)	91,708	561,253
Vera Therapeutics, Inc., Class A(a)	6,597	283,077
Veracyte, Inc.(a)	11,055	649,260
Verastem, Inc.(a)	55,509	212,044
Viking Therapeutics, Inc.(a)	40,947	1,597,342
Vir Biotechnology, Inc.(a)	13,947	142,120
Voyager Therapeutics, Inc.(a)	10,632	37,212
Xencor, Inc.(a)	80,736	1,299,850
Security	Shares	Value
Biotechnology (continued)
Xenon Pharmaceuticals, Inc.(a)	16,215	$ 978,737
Zymeworks, Inc.(a)	28,705	750,349
		55,895,425
Broadline Retail — 0.6%
Dillard’s, Inc., Class A(b)	1,307	690,645
Etsy, Inc.(a)	16,531	1,245,280
Kohl’s Corp.	55,423	982,096
Macy’s, Inc.	90,215	2,124,563
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	8,140	625,803
		5,668,387
Building Products — 1.7%
A. O. Smith Corp.	4,296	269,445
AAON, Inc.	6,798	862,394
Advanced Drainage Systems, Inc.	9,712	1,524,396
Allegion PLC	7,780	1,093,012
AZZ, Inc.	3,052	473,213
Builders FirstSource, Inc.(a)	18,231	1,631,310
Caesarstone Ltd.(a)	4,705	9,881
Madison Air Solutions Corp., Class A(a)(b)	48,386	1,887,054
Modine Manufacturing Co.(a)	6,566	1,753,253
Owens Corning	29,823	4,740,664
Resideo Technologies, Inc.(a)	9,619	299,151
UFP Industries, Inc.	7,414	672,746
Zurn Elkay Water Solutions Corp.	9,180	463,865
		15,680,384
Capital Markets — 3.0%
Acadian Asset Management, Inc.	2,704	193,390
Artisan Partners Asset Management, Inc., Class A	3,755	129,660
Bakkt, Inc., Class A(a)	11,011	85,996
BGC Group, Inc., Class A	7,246	77,460
Blue Owl Capital, Inc., Class A	50,912	445,480
Carlyle Group, Inc. (The)	12,247	515,721
DigitalBridge Group, Inc., Class A	6,051	95,485
Evercore, Inc., Class A	4,688	1,600,671
FactSet Research Systems, Inc.	7,974	1,834,658
Franklin Resources, Inc.	98,760	3,285,745
Galaxy Digital, Inc., Class A(a)	9,333	255,164
Hamilton Lane, Inc., Class A	9,883	779,077
Houlihan Lokey, Inc., Class A	7,738	1,037,898
Interactive Brokers Group, Inc., Class A	12,261	1,067,197
Invesco Ltd.	23,224	612,881
Janus Henderson Group PLC	14,351	745,534
Jefferies Financial Group, Inc.	44,284	2,213,314
Lincoln International, Inc., Class A(a)(b)	16,032	382,684
Morningstar, Inc.	2,993	466,968
PJT Partners, Inc., Class A	3,222	486,329
SEI Investments Co.	37,012	3,246,323
StepStone Group, Inc., Class A	15,239	630,285
StoneX Group, Inc.(a)	10,685	1,266,173
TPG, Inc., Class A	28,839	1,169,421
Virtu Financial, Inc., Class A	49,244	2,933,465
Wealthfront Corp.(a)	51,430	459,784
Webull Corp., Class A(a)	133,555	870,779
XP, Inc., Class A	65,296	1,061,713
		27,949,255
Chemicals — 1.7%
AdvanSix, Inc.	12,661	251,701
Albemarle Corp.	19,697	2,659,686
Balchem Corp.	2,300	388,585
Celanese Corp., Class A	16,022	737,012
Eastman Chemical Co.	14,755	988,290

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Ecovyst, Inc.(a)	15,582	$ 193,996
Element Solutions, Inc.	19,128	913,362
FMC Corp.	41,091	472,546
Huntsman Corp.	214,104	2,273,784
Innospec, Inc.	26,341	2,143,894
Mativ Holdings, Inc.	38,650	292,581
Mosaic Co. (The)	77,690	1,646,251
NewMarket Corp.	683	540,417
Olin Corp.	32,117	636,559
Solstice Advanced Materials, Inc.	17,832	1,579,915
		15,718,579
Commercial Services & Supplies — 0.9%
ABM Industries, Inc.	5,766	255,088
ACV Auctions, Inc., Class A(a)	26,671	191,764
Clean Harbors, Inc.(a)	13,429	4,011,914
CoreCivic, Inc.(a)	24,188	734,831
Tetra Tech, Inc.	107,884	3,116,769
		8,310,366
Communications Equipment — 1.5%
Applied Optoelectronics, Inc.(a)(b)	9,151	1,355,812
Calix, Inc.(a)	39,815	1,485,896
Ciena Corp.(a)	5,392	2,645,099
Extreme Networks, Inc.(a)	15,610	505,296
F5, Inc.(a)	4,291	1,784,884
Harmonic, Inc.(a)	17,892	292,176
Lumentum Holdings, Inc.(a)(b)	3,593	3,083,010
NETGEAR, Inc.(a)(b)	26,362	615,553
Viavi Solutions, Inc.(a)	47,647	2,275,144
Vistance Networks, Inc.	36,342	464,451
		14,507,321
Construction & Engineering — 3.0%
AECOM	31,990	2,232,902
API Group Corp.(a)	20,685	876,010
Argan, Inc.	891	711,508
Comfort Systems U.S.A., Inc.	4,117	8,159,688
Dycom Industries, Inc.(a)	4,866	2,460,201
EMCOR Group, Inc.	5,554	4,609,154
Everus Construction Group, Inc.(a)	6,240	1,035,528
Fluor Corp.(a)	41,902	2,195,246
MasTec, Inc.(a)	5,770	2,400,666
Sterling Infrastructure, Inc.(a)	2,689	2,257,039
Tutor Perini Corp.	14,788	1,226,960
WillScot Holdings Corp., Class A	8,441	243,607
		28,408,509
Construction Materials — 0.0%
Knife River Corp.(a)	2,329	194,821
Consumer Finance — 2.0%
Ally Financial, Inc.	58,488	2,687,524
Encore Capital Group, Inc.(a)	4,953	462,065
Enova International, Inc.(a)	17,421	4,193,757
EZCORP, Inc., Class A, NVS(a)	37,662	1,301,975
Figure Technology Solutions, Inc., Class A(a)	4,818	147,961
LendingTree, Inc.(a)	4,205	186,240
Navient Corp.	36,725	312,530
OneMain Holdings, Inc.	61,030	3,720,999
Oportun Financial Corp.(a)	39,964	228,194
PRA Group, Inc.(a)	30,078	571,181
PROG Holdings, Inc.	6,803	317,088
Regional Management Corp.	10,911	449,533
Security	Shares	Value
Consumer Finance (continued)
SoFi Technologies, Inc.(a)	139,156	$ 2,495,067
Upstart Holdings, Inc.(a)	39,611	1,403,418
		18,477,532
Consumer Staples Distribution & Retail — 2.9%
Albertsons Cos., Inc., Class A	133,983	1,812,790
Andersons, Inc. (The)	28,952	1,980,317
BJ’s Wholesale Club Holdings, Inc.(a)	45,097	3,933,360
Casey’s General Stores, Inc.	6,420	5,102,552
Chefs’ Warehouse, Inc. (The)(a)	10,311	990,887
Maplebear, Inc.(a)	29,396	1,391,901
Performance Food Group Co.(a)	48,199	5,388,166
PriceSmart, Inc.	6,415	1,253,106
Sprouts Farmers Market, Inc.(a)	13,060	1,104,615
U.S. Foods Holding Corp.(a)	25,850	2,643,162
United Natural Foods, Inc.(a)	32,731	1,494,825
		27,095,681
Containers & Packaging — 0.6%
Crown Holdings, Inc.	19,200	2,146,944
Graphic Packaging Holding Co.	247,989	2,621,244
Greif, Inc., Class A, NVS	3,771	280,902
Packaging Corp. of America	2,816	670,996
		5,720,086
Distributors — 0.7%
Gold.com, Inc.	11,428	475,519
LKQ Corp.	143,412	3,776,038
Pool Corp.	9,856	2,118,054
		6,369,611
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc.(a)	4,217	298,901
Coursera, Inc.(a)	76,343	430,575
Covista, Inc.(a)	2,475	308,533
Duolingo, Inc., Class A(a)	10,085	1,159,977
Frontdoor, Inc.(a)	8,113	629,488
Grand Canyon Education, Inc.(a)	7,371	1,054,864
H&R Block, Inc.	35,277	1,343,348
Laureate Education, Inc., Class A(a)	39,201	1,423,780
Liberty Live Holdings, Inc., Class A(a)	1,139	115,335
Liberty Live Holdings, Inc., Class C, NVS(a)	3,193	337,309
Perdoceo Education Corp.	5,690	182,080
Strategic Education, Inc.	6,175	473,128
		7,757,318
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	25,707	767,354
Diversified Telecommunication Services — 0.2%
Globalstar, Inc.(a)	5,782	470,019
IDT Corp., Class B	1,722	100,152
Liberty Capital Corp., Class A(a)	238	5,212
Liberty Global Ltd., Class A(a)	26,308	299,122
Liberty Global Ltd., Class C, NVS(a)	15,831	174,141
Lumen Technologies, Inc.(a)	135,455	1,040,294
		2,088,940
Electric Utilities — 0.6%
MGE Energy, Inc.	1,876	152,969
NRG Energy, Inc.	3,526	515,008
Oklo, Inc., Class A(a)	20,452	1,070,253
Portland General Electric Co.	52,106	2,700,654
TXNM Energy, Inc.	12,934	734,392
		5,173,276

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment — 2.3%
Acuity, Inc.	2,217	$ 835,055
American Superconductor Corp.(a)	2,774	115,149
Atkore, Inc.	5,166	392,823
Bloom Energy Corp., Class A(a)	3,214	972,878
Dpc Holdings Ltd.(a)(b)	2,362	115,880
EnerSys	14,464	3,381,972
Enovix Corp.(a)	7,856	47,686
Forgent Power Solutions, Inc., Class A(a)(b)	14,345	801,312
Generac Holdings, Inc.(a)	9,150	2,679,212
Nextpower, Inc., Class A(a)	12,423	1,480,076
NuScale Power Corp., Class A(a)	79,569	798,077
nVent Electric PLC	30,371	5,151,225
Regal Rexnord Corp.	9,716	2,314,254
Vicor Corp.(a)	4,535	1,722,302
X-Energy, Inc., Class A(a)(b)	28,412	521,644
		21,329,545
Electronic Equipment, Instruments & Components — 4.0%
Advanced Energy Industries, Inc.	11,509	4,291,361
Arrow Electronics, Inc.(a)	1,598	341,029
Avnet, Inc.	50,048	4,445,263
Cognex Corp.	22,154	1,604,393
Coherent Corp.(a)	7,509	2,962,075
Fabrinet(a)	2,508	1,409,697
Flex Ltd.(a)	23,501	3,808,807
Insight Enterprises, Inc.(a)	5,704	694,747
IPG Photonics Corp.(a)	11,881	1,393,879
Jabil, Inc.	10,258	3,954,254
Littelfuse, Inc.	6,442	2,933,236
Methode Electronics, Inc.	36,022	683,337
nLight, Inc.(a)	6,912	481,214
PC Connection, Inc.	6,185	451,443
Plexus Corp.(a)	2,089	628,100
Sanmina Corp.(a)	9,182	2,323,781
TD SYNNEX Corp.	2,680	716,471
TTM Technologies, Inc.(a)	19,760	3,695,515
Vishay Intertechnology, Inc.	13,676	735,495
		37,554,097
Energy Equipment & Services — 1.6%
Archrock, Inc.	59,097	2,405,839
Atlas Energy Solutions, Inc.	22,616	375,652
Liberty Energy, Inc., Class A	48,140	1,260,787
NOV, Inc.	55,285	1,025,537
Oceaneering International, Inc.(a)	38,466	1,558,642
Patterson-UTI Energy, Inc.	221,873	2,036,794
ProPetro Holding Corp.(a)	19,072	273,492
TechnipFMC PLC	27,981	1,855,140
Tidewater, Inc.(a)	8,324	554,628
Transocean Ltd.(a)	219,598	1,073,834
Valaris Ltd.(a)	4,679	339,695
Weatherford International PLC	24,955	2,033,833
		14,793,873
Entertainment — 0.5%
Cinemark Holdings, Inc.	30,713	974,523
Lionsgate Studios Corp.(a)	11,891	182,051
Playtika Holding Corp.	65,505	243,679
Roku, Inc., Class A(a)	22,302	3,080,798
Starz Entertainment Corp.(a)	4,565	131,746
Stubhub Holdings, Inc., Class A(a)	17,878	230,090
		4,842,887
Financial Services — 1.2%
Affirm Holdings, Inc., Class A(a)	36,634	2,987,503
Security	Shares	Value
Financial Services (continued)
Bladex, Inc., Class E	3,613	$ 222,091
Cannae Holdings, Inc.	8,754	126,058
Chime Financial, Inc., Class A(a)	165,182	3,382,927
Essent Group Ltd.	8,022	515,654
Euronet Worldwide, Inc.(a)(b)	5,122	374,879
NMI Holdings, Inc., Class A(a)	43,049	1,768,883
Pagseguro Digital Ltd., Class A	14,050	127,153
Velocity Financial, Inc.(a)	16,787	309,888
Voya Financial, Inc.	14,903	1,349,169
Walker & Dunlop, Inc.	4,887	267,319
		11,431,524
Food Products — 0.2%
Conagra Brands, Inc.	54,230	729,936
Darling Ingredients, Inc.(a)	9,060	494,857
Marzetti Co. (The)	931	106,283
Post Holdings, Inc.(a)	2,187	193,025
Simply Good Foods Co. (The)(a)	9,803	130,184
Vital Farms, Inc.(a)	48,899	568,695
		2,222,980
Gas Utilities — 1.2%
Brookfield Infrastructure Corp., Class A	53,849	2,073,187
MDU Resources Group, Inc.	21,033	446,110
National Fuel Gas Co.	3,915	302,277
New Jersey Resources Corp.	91,696	5,138,644
ONE Gas, Inc.	12,391	954,974
Southwest Gas Holdings, Inc.	29,705	2,634,239
		11,549,431
Ground Transportation — 1.1%
Avis Budget Group, Inc.(a)	1,037	153,300
Covenant Logistics Group, Inc., Class A	16,111	711,784
Knight-Swift Transportation Holdings, Inc.	23,874	1,859,068
Lyft, Inc., Class A(a)	76,156	1,112,639
Ryder System, Inc.	4,779	1,260,557
Saia, Inc.(a)	2,983	1,256,320
Werner Enterprises, Inc.	46,449	2,025,641
XPO, Inc.(a)	11,069	2,272,355
		10,651,664
Health Care Equipment & Supplies — 0.9%
Accuray, Inc.(a)	28,286	7,292
Align Technology, Inc.(a)	2,736	461,454
DENTSPLY SIRONA, Inc.	53,969	572,611
Enovis Corp.(a)	23,567	487,837
Glaukos Corp.(a)	7,245	1,012,561
Inmode Ltd.(a)	19,951	291,684
Inogen, Inc.(a)	6	39
Inspire Medical Systems, Inc.(a)	11,218	500,435
Insulet Corp.(a)	2,449	372,860
iRadimed Corp.	5,456	521,375
IRhythm Holdings, Inc.(a)(b)	5,418	644,471
NeuroPace, Inc.(a)	25,385	403,368
Novocure Ltd.(a)	50,739	768,696
Omnicell, Inc.(a)	6,204	257,590
Penumbra, Inc.(a)	2,202	695,282
QuidelOrtho Corp.(a)	14,105	247,049
RxSight, Inc.(a)	49,104	236,681
Strive, Inc., Class A(a)	11,088	120,970
Tandem Diabetes Care, Inc.(a)	7,572	114,262
TransMedics Group, Inc.(a)	3,732	247,879
		7,964,396

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc.(a)	6,204	$ 183,204
Addus HomeCare Corp.(a)	14,170	1,423,660
agilon health, Inc.(a)	3,819	409,320
AMN Healthcare Services, Inc.(a)	4,280	138,544
Castle Biosciences, Inc.(a)	10,914	260,299
Chemed Corp.	3,554	1,655,240
Clover Health Investments Corp., Class A(a)	42,877	224,675
CorVel Corp.(a)	3,970	248,204
Cross Country Healthcare, Inc.(a)	3,776	49,881
DaVita, Inc.(a)	3,277	729,067
Encompass Health Corp.	48,449	4,897,225
Ensign Group, Inc. (The)	9,946	1,594,344
Fulgent Genetics, Inc.(a)	10,264	210,617
Guardant Health, Inc.(a)	12,582	1,887,677
HealthEquity, Inc.(a)	14,355	1,296,544
Henry Schein, Inc.(a)	23,668	1,976,751
Hims & Hers Health, Inc., Class A(a)(b)	40,427	1,401,604
Hinge Health, Inc., Class A(a)	17,322	1,437,726
LifeStance Health Group, Inc.(a)	132,686	1,421,067
Molina Healthcare, Inc.(a)	11,386	2,603,978
Option Care Health, Inc.(a)	31,676	664,246
PACS Group, Inc.(a)	9,895	421,923
Privia Health Group, Inc.(a)	76,912	1,978,946
RadNet, Inc.(a)	20,582	1,269,292
Select Medical Holdings Corp.	40,998	676,877
Tenet Healthcare Corp.(a)	27,368	5,120,005
Universal Health Services, Inc., Class B	14,988	2,228,566
Viemed Healthcare, Inc.(a)	53,409	608,863
		37,018,345
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	52,118	2,754,436
CareTrust REIT, Inc.	8,862	357,582
Healthpeak Properties, Inc.	74,985	1,604,679
Omega Healthcare Investors, Inc.	36,689	1,749,332
		6,466,029
Health Care Technology — 0.4%
Doximity, Inc., Class A(a)	76,453	1,585,635
Evolent Health, Inc., Class A(a)	169,507	918,728
Health Catalyst, Inc.(a)	27,539	54,803
HeartFlow, Inc.(a)	2,898	85,027
Phreesia, Inc.(a)	61,433	632,146
Schrodinger, Inc.(a)	47,632	774,020
Teladoc Health, Inc.(a)	12,107	102,667
		4,153,026
Hotel & Resort REITs — 1.0%
Chatham Lodging Trust	87,378	1,156,011
DiamondRock Hospitality Co.	72,936	888,360
Host Hotels & Resorts, Inc.	252,227	5,980,302
RLJ Lodging Trust	63,256	749,584
Sunstone Hotel Investors, Inc.	41,233	472,118
		9,246,375
Hotels, Restaurants & Leisure — 1.6%
Aramark	60,119	3,420,771
Brightstar Lottery PLC	13,714	147,014
Brinker International, Inc.(a)	2,213	371,784
Caesars Entertainment, Inc.(a)	25,669	774,690
Churchill Downs, Inc.	8,961	803,264
Dave & Buster’s Entertainment, Inc.(a)	27,851	317,501
Dutch Bros, Inc., Class A(a)	10,111	726,071
Genius Sports Ltd.(a)	26,558	160,941
Hilton Grand Vacations, Inc.(a)	14,310	749,415
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Kura Sushi U.S.A., Inc., Class A(a)	3,089	$ 177,803
Lindblad Expeditions Holdings, Inc.(a)	17,223	486,378
Monarch Casino & Resort, Inc.	1,756	231,107
Planet Fitness, Inc., Class A(a)	11,933	622,545
Rush Street Interactive, Inc., Class A(a)	20,696	615,499
Shake Shack, Inc., Class A(a)	3,476	194,726
Sharplink, Inc.(a)	51,065	245,112
Six Flags Entertainment Corp.(a)	5,443	115,936
Texas Roadhouse, Inc.	4,735	914,944
Travel + Leisure Co.	34,713	2,653,115
Wingstop, Inc.	3,800	658,958
Wyndham Hotels & Resorts, Inc.	3,177	267,535
		14,655,109
Household Durables — 1.1%
Century Communities, Inc.	8,624	617,996
Champion Homes, Inc.(a)	5,890	519,027
Installed Building Products, Inc.	12,396	2,849,096
Leggett & Platt, Inc.	21,610	253,053
LGI Homes, Inc.(a)	5,940	378,259
M/I Homes, Inc.(a)	14,156	2,276,143
Meritage Homes Corp.	12,213	1,024,060
Mohawk Industries, Inc.(a)	887	107,620
Newell Brands, Inc.	246,422	1,513,031
Toll Brothers, Inc.	3,625	597,219
TopBuild Corp.(a)(b)	1,232	436,781
		10,572,285
Household Products — 0.1%
Central Garden & Pet Co., Class A, NVS(a)	25,361	983,246
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	83,266	1,220,679
Fervo Energy Co., Class A(a)	11,392	332,988
Talen Energy Corp.(a)	3,345	1,285,350
		2,839,017
Industrial Conglomerates — 0.2%
Brookfield Business Corp., Class A(b)	76,069	2,270,660
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	57,185	898,948
EastGroup Properties, Inc.	2,047	414,579
First Industrial Realty Trust, Inc.	35,793	2,194,469
LXP Industrial Trust	7,470	402,484
Rexford Industrial Realty, Inc.	16,460	551,410
STAG Industrial, Inc.	8,189	311,673
		4,773,563
Insurance — 3.4%
American Financial Group, Inc.	35,174	4,922,250
AMERISAFE, Inc.	30,852	1,043,723
Assurant, Inc.	6,803	1,826,810
Assured Guaranty Ltd.	30,909	2,477,665
Axis Capital Holdings Ltd.	7,532	809,238
CNO Financial Group, Inc.	10,653	543,090
Donegal Group, Inc., Class A	12,573	237,127
eHealth, Inc.(a)	13,777	20,528
F&G Annuities & Life, Inc.	15,710	417,729
Genworth Financial, Inc., Class A(a)	31,316	296,563
Globe Life, Inc.	4,586	819,426
Hanover Insurance Group, Inc. (The)	9,637	2,063,474
HCI Group, Inc.	1,807	316,677
Kinsale Capital Group, Inc.	1,170	385,878
Lemonade, Inc.(a)	18,610	1,210,581
Mercury General Corp.	8,114	865,115

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
NI Holdings, Inc.(a)	16,634	$ 261,320
Octave Specialty Group, Inc.(a)	26,081	162,745
Oscar Health, Inc., Class A(a)	50,502	1,440,317
Palomar Holdings, Inc.(a)	13,664	1,726,993
Pelagos Insurance Capital Ltd.	6,221	151,481
Reinsurance Group of America, Inc.	25,763	5,478,502
RenaissanceRe Holdings Ltd.	3,207	1,016,298
Root, Inc., Class A(a)	2,849	159,316
Skyward Specialty Insurance Group, Inc.(a)	11,128	649,319
Stewart Information Services Corp.	24,337	1,606,729
Universal Insurance Holdings, Inc.	6,095	252,089
Unum Group	11,211	1,002,263
		32,163,246
Interactive Media & Services — 0.7%
Angi, Inc., Class A(a)	33,517	199,426
EverQuote, Inc., Class A(a)	52,343	1,245,240
fuboTV, Inc., Class A(a)(b)	29,631	272,605
Grindr, Inc.(a)	46,451	667,501
MediaAlpha, Inc., Class A(a)(b)	14,185	178,305
Pinterest, Inc., Class A(a)	32,954	693,023
QuinStreet, Inc.(a)	44,767	655,837
Shutterstock, Inc.	17,287	241,154
Snap, Inc., Class A, NVS(a)	200,715	891,175
Taboola.com Ltd.(a)(b)	92,264	461,320
Yelp, Inc.(a)	12,602	309,001
ZipRecruiter, Inc., Class A(a)	149,122	559,207
		6,373,794
IT Services — 0.5%
Amdocs Ltd.	40,421	2,042,877
Applied Digital Corp.(a)(b)	21,915	817,430
DigitalOcean Holdings, Inc.(a)	3,067	481,611
DXC Technology Co.(a)	15,876	140,503
Fastly, Inc., Class A(a)	17,615	323,411
Gartner, Inc.(a)	1,679	217,632
Globant SA(a)(b)	29,771	861,573
		4,885,037
Leisure Products — 0.5%
Brunswick Corp.	33,590	2,829,621
Hasbro, Inc.	17,904	1,478,691
Peloton Interactive, Inc., Class A(a)	75,704	447,411
Polaris, Inc.	4,838	331,113
		5,086,836
Life Sciences Tools & Services — 1.2%
Adaptive Biotechnologies Corp.(a)	54,999	1,179,729
Avantor, Inc.(a)	183,829	1,819,907
Azenta, Inc.(a)	26,604	678,934
Bio-Techne Corp.	7,710	544,712
Charles River Laboratories International, Inc.(a)	1,599	362,637
Medpace Holdings, Inc.(a)	1,126	596,318
Personalis, Inc.(a)(b)	33,930	454,662
QIAGEN NV	47,117	1,842,275
Quanterix Corp.(a)	23,849	103,028
Repligen Corp.(a)	1,496	204,114
Revvity, Inc.	12,886	1,433,696
Tempus AI, Inc., Class A(a)	31,725	1,837,829
		11,057,841
Machinery — 4.3%
Aebi Schmidt Holding AG	21,487	269,662
Allison Transmission Holdings, Inc.	11,914	1,343,184
Chart Industries, Inc.(a)	2,670	557,870
Security	Shares	Value
Machinery (continued)
Crane Co.	10,020	$ 2,235,161
Donaldson Co., Inc.	51,399	4,614,088
Energy Recovery, Inc.(a)	23,426	211,303
Enerpac Tool Group Corp., Class A	8,400	301,224
Enpro, Inc.	852	321,144
ESCO Technologies, Inc.	2,527	884,551
Federal Signal Corp.	5,591	718,388
Franklin Electric Co., Inc.	13,852	1,484,796
ITT, Inc.	26,475	5,235,696
Kennametal, Inc.	7,630	267,432
Lincoln Electric Holdings, Inc.	10,042	2,666,251
Mueller Industries, Inc.	27,863	3,425,199
Nordson Corp.	1,778	536,405
Oshkosh Corp.	3,726	571,866
Pentair PLC	30,922	2,370,481
RBC Bearings, Inc.(a)	12,625	8,131,257
SPX Technologies, Inc.(a)	4,173	1,023,094
Stanley Black & Decker, Inc.	13,967	1,314,574
Stratasys Ltd.(a)	9,935	85,044
Symbotic, Inc., Class A(a)	2,453	110,262
Titan International, Inc.(a)	16,160	124,594
Trinity Industries, Inc.	16,028	554,248
Worthington Enterprises, Inc.	18,897	1,015,903
		40,373,677
Marine Transportation — 0.7%
Costamare, Inc.	19,889	278,844
Genco Shipping & Trading Ltd.	32,248	799,106
Kirby Corp.(a)	20,055	2,726,878
Matson, Inc.	12,354	2,374,809
		6,179,637
Media — 1.5%
Cable One, Inc.(a)	4,141	219,928
DoubleVerify Holdings, Inc.(a)	35,786	387,920
EchoStar Corp., Class A(a)(b)	11,713	1,188,869
Liberty Broadband Corp., Class A(a)	8,567	285,110
Liberty Broadband Corp., Class C, NVS(a)	14,833	493,346
Magnite, Inc.(a)	32,013	607,607
MNTN, Inc., Class A(a)(b)	75,493	694,536
New York Times Co. (The), Class A	31,850	2,228,863
News Corp., Class A, NVS	63,233	1,570,075
News Corp., Class B	22,894	642,406
Nexstar Media Group, Inc., Class A	1,285	229,488
Paramount Skydance Corp., Class B, NVS	101,375	999,557
PubMatic, Inc., Class A(a)	9,866	129,442
Sirius XM Holdings, Inc.	17,716	523,331
Trade Desk, Inc. (The), Class A(a)	142,831	2,582,384
Versant Media Group, Inc.	24,260	873,603
		13,656,465
Metals & Mining — 2.4%
Alcoa Corp.	13,992	729,543
Alpha Metallurgical Resources, Inc.(a)	5,705	940,983
Century Aluminum Co.(a)	12,148	558,929
Cleveland-Cliffs, Inc.(a)	140,394	1,318,300
Coeur Mining, Inc.	53,519	873,430
Commercial Metals Co.	6,175	387,481
Constellium SE, Class A(a)	70,467	2,245,783
Hecla Mining Co.	55,227	852,153
Kaiser Aluminum Corp.	8,652	1,692,591
Materion Corp.	5,265	1,565,758
MP Materials Corp., Class A(a)(b)	25,005	1,400,530
Ramaco Resources, Inc., Class A(a)	22,435	296,815

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Ramaco Resources, Inc., Class B	114	$ 975
Reliance, Inc.	15,838	5,917,077
Royal Gold, Inc.	12,802	2,555,407
Ryerson Holding Corp.	23,307	573,585
SSR Mining, Inc.(a)	7,256	205,200
		22,114,540
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
KKR Real Estate Finance Trust, Inc.	13,579	92,880
Multi-Utilities — 1.2%
Avista Corp.	66,226	2,709,306
Black Hills Corp.	20,026	1,489,934
NiSource, Inc.	113,845	5,413,330
Northwestern Energy Group, Inc.	18,941	1,356,554
		10,969,124
Office REITs — 0.5%
Brandywine Realty Trust	34,777	110,243
BXP, Inc.	24,530	1,626,584
COPT Defense Properties	8,360	304,220
Cousins Properties, Inc.	19,019	570,190
Hudson Pacific Properties, Inc.(a)	57,678	876,129
Kilroy Realty Corp.	20,301	760,679
		4,248,045
Oil, Gas & Consumable Fuels — 2.7%
Antero Resources Corp.(a)	13,375	469,997
Ardmore Shipping Corp.	38,820	543,868
Chord Energy Corp.	28,841	3,296,526
Clean Energy Fuels Corp.(a)	63,090	129,334
CNX Resources Corp.(a)	11,582	392,977
CVR Energy, Inc.	11,920	328,277
Delek U.S. Holdings, Inc.	6,017	305,724
DHT Holdings, Inc.	53,301	881,066
Energy Fuels, Inc.(a)(b)	16,444	238,438
EQT Corp.	10,362	550,948
HF Sinclair Corp.	32,012	2,229,636
International Seaways, Inc.	7,359	563,626
Magnolia Oil & Gas Corp., Class A	116,891	2,990,072
Matador Resources Co.	28,668	1,427,093
Murphy Oil Corp.	26,844	874,041
New Era Energy & Digital, Inc.(a)	19,803	126,343
Ovintiv, Inc.	29,780	1,567,917
PBF Energy, Inc., Class A	20,989	955,419
Plains GP Holdings LP, Class A	38,238	928,036
Range Resources Corp.	18,189	676,449
Scorpio Tankers, Inc.	30,050	2,081,263
SM Energy Co.	48,078	1,254,836
Sunococorp LLC	8,892	601,722
Teekay Corp. Ltd.	20,859	208,590
Uranium Energy Corp.(a)	40,417	430,845
World Kinect Corp.	39,282	1,293,949
		25,346,992
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	6,892	108,067
Sylvamo Corp.	13,638	515,516
		623,583
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	60,518	3,159,040
American Airlines Group, Inc.(a)	21,649	391,197
Joby Aviation, Inc., Class A(a)(b)	58,900	525,388
SkyWest, Inc.(a)	23,064	2,290,947
		6,366,572
Security	Shares	Value
Personal Care Products — 0.0%
BellRing Brands, Inc.(a)	17,770	$ 229,944
Pharmaceuticals — 0.9%
Arvinas, Inc.(a)	38,437	319,411
Atea Pharmaceuticals, Inc.(a)	20,922	97,287
Axsome Therapeutics, Inc.(a)	1,560	381,841
Corcept Therapeutics, Inc.(a)	15,537	1,350,942
Crinetics Pharmaceuticals, Inc.(a)	21,954	821,519
Fulcrum Therapeutics, Inc.(a)	107,523	393,534
Jazz Pharmaceuticals PLC(a)	7,111	1,713,538
LENZ Therapeutics, Inc.(a)	21,310	121,041
Nektar Therapeutics(a)	3,953	275,959
Nuvation Bio, Inc., Class A(a)	47,807	271,544
Ocular Therapeutix, Inc.(a)	80,505	790,559
Perrigo Co. PLC	13,789	143,268
Prestige Consumer Healthcare, Inc.(a)	2,442	115,433
Supernus Pharmaceuticals, Inc.(a)	3,730	173,482
Trevi Therapeutics, Inc.(a)	37,064	691,244
WaVe Life Sciences Ltd.(a)	114,812	667,058
		8,327,660
Professional Services — 1.4%
Amentum Holdings, Inc.(a)	5,699	117,798
Booz Allen Hamilton Holding Corp., Class A	29,040	1,761,857
CACI International, Inc., Class A(a)	2,128	985,817
CBIZ, Inc.(a)	17,435	559,315
ExlService Holdings, Inc.(a)	128,718	3,328,648
Genpact Ltd.	10,006	275,165
IBEX Holdings Ltd.(a)	18,548	563,303
ICF International, Inc.	4,368	318,253
KBR, Inc.	63,908	2,206,743
ManpowerGroup, Inc.	11,082	374,239
Maximus, Inc.	9,425	506,688
Planet Labs PBC, Class A(a)	33,657	1,115,056
Verra Mobility Corp., Class A(a)	164,560	699,380
Willdan Group, Inc.(a)	7,860	621,726
		13,433,988
Real Estate Management & Development — 0.4%
Compass, Inc., Class A(a)	18,959	233,764
Jones Lang LaSalle, Inc.(a)	5,753	1,783,142
Newmark Group, Inc., Class A	10,885	164,472
Opendoor Technologies, Inc., Class A(a)	28,425	131,324
Zillow Group, Inc., Class A(a)	5,499	172,504
Zillow Group, Inc., Class C, NVS(a)	40,731	1,283,841
		3,769,047
Residential REITs — 0.1%
American Homes 4 Rent, Class A	3,545	118,828
Camden Property Trust	4,147	474,790
Clipper Realty, Inc.	18	49
		593,667
Retail REITs — 2.3%
Agree Realty Corp.	69,255	5,245,374
Brixmor Property Group, Inc.	28,607	901,979
CBL & Associates Properties, Inc.	4,804	255,044
Federal Realty Investment Trust	19,896	2,455,962
FrontView REIT, Inc.	9,038	182,839
Kimco Realty Corp.	129,447	3,281,481
NNN REIT, Inc.	96,849	4,506,384
Regency Centers Corp.	56,180	4,479,793
		21,308,856
Semiconductors & Semiconductor Equipment — 4.7%
ACM Research, Inc., Class A(a)	2,618	332,198

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Aehr Test Systems(a)	4,114	$ 395,191
Alpha & Omega Semiconductor Ltd.(a)	7,064	334,339
Ambarella, Inc.(a)	6,769	580,780
Amkor Technology, Inc.	28,128	2,425,477
Astera Labs, Inc.(a)	1,454	702,311
Axcelis Technologies, Inc.(a)	3,577	677,663
AXT, Inc.(a)	5,469	394,206
Cirrus Logic, Inc.(a)	19,746	2,932,873
Credo Technology Group Holding Ltd.(a)	2,542	691,297
Enphase Energy, Inc.(a)	11,607	571,529
FormFactor, Inc.(a)	15,879	2,539,528
Kulicke & Soffa Industries, Inc.	19,875	2,658,480
Lattice Semiconductor Corp.(a)	24,019	3,673,946
MACOM Technology Solutions Holdings, Inc.(a)(b)	9,619	3,658,779
MaxLinear, Inc.(a)	8,091	1,035,891
MKS, Inc.	6,963	3,097,142
Navitas Semiconductor Corp.(a)	12,948	232,028
Onto Innovation, Inc.(a)	9,257	3,503,312
Photronics, Inc.(a)	12,981	422,272
Qorvo, Inc.(a)	16,095	1,501,181
Rambus, Inc.(a)	15,948	2,116,937
Rigetti Computing, Inc.(a)	21,089	407,439
Semtech Corp.(a)	10,523	1,703,148
Silicon Laboratories, Inc.(a)	13,210	2,887,178
SiTime Corp.(a)	3,124	2,329,129
Skyworks Solutions, Inc.	34,007	2,305,675
Universal Display Corp.	1,841	159,412
		44,269,341
Software — 5.0%
8x8, Inc.(a)	80,071	136,921
Alarm.com Holdings, Inc.(a)	38,218	1,785,545
Amplitude, Inc., Class A(a)	66,405	507,998
Arteris, Inc.(a)	2,874	139,648
Asana, Inc., Class A(a)	27,333	191,331
Aurora Innovation, Inc., Class A(a)	58,141	396,522
BitMine Immersion Technologies, Inc.	92,054	1,225,239
Box, Inc., Class A(a)	62,777	1,666,102
C3.ai, Inc., Class A(a)(b)	69,046	627,628
Cipher Digital, Inc.(a)	35,341	865,854
Cleanspark, Inc.(a)	25,046	364,419
Core Scientific, Inc.(a)	3,729	95,425
Dolby Laboratories, Inc., Class A	9,961	523,749
Domo, Inc., Class B(a)(b)	25,233	78,979
D-Wave Quantum, Inc.(a)	36,886	884,895
Dynatrace, Inc.(a)	109,549	4,810,297
Elastic NV(a)	18,309	1,043,979
Figma, Inc., Class A(a)(b)	70,125	1,268,561
Gitlab, Inc., Class A(a)	5,563	169,838
Guidewire Software, Inc.(a)	12,097	1,488,536
HubSpot, Inc.(a)	3,271	596,990
Hut 8 Corp.(a)	7,804	900,933
InterDigital, Inc.	6,604	1,869,791
IREN Ltd.(a)	60,406	2,762,366
Klaviyo, Inc., Class A(a)	6,837	103,239
Manhattan Associates, Inc.(a)	17,064	2,376,162
MARA Holdings, Inc.(a)	47,205	655,677
Netskope, Inc., Class A(a)(b)	74,899	819,395
Nutanix, Inc., Class A(a)	56,234	2,865,685
Ooma, Inc.(a)	43,567	837,358
Pagaya Technologies Ltd., Class A(a)	19,922	363,577
Progress Software Corp.(a)	13,706	460,247
Q2 Holdings, Inc.(a)	11,629	559,355
Security	Shares	Value
Software (continued)
Qualys, Inc.(a)	10,397	$ 1,429,484
Rapid7, Inc.(a)	43,759	354,448
RingCentral, Inc., Class A	23,789	927,295
Riot Platforms, Inc.(a)	45,381	1,242,532
Rubrik, Inc., Class A(a)	16,470	1,322,212
SailPoint, Inc.(a)	10,191	149,196
Sprout Social, Inc., Class A(a)	86,865	655,831
Tenable Holdings, Inc.(a)	43,986	1,622,204
Teradata Corp.(a)	13,459	466,354
Terawulf, Inc.(a)(b)	42,064	1,038,981
Thryv Holdings, Inc.(a)	115,225	453,986
UiPath, Inc., Class A(a)	55,370	601,872
Unity Software, Inc.(a)	27,978	799,611
Varonis Systems, Inc.(a)	28,825	1,209,497
Workiva, Inc., Class A(a)	6,179	299,743
Zeta Global Holdings Corp., Class A(a)	52,113	1,025,584
		47,041,071
Specialized REITs — 0.7%
CubeSmart	132,834	5,282,808
EPR Properties	26,368	1,529,608
		6,812,416
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A(a)	11,841	1,065,808
American Eagle Outfitters, Inc.	84,134	1,447,105
Asbury Automotive Group, Inc.(a)	2,539	510,542
AutoNation, Inc.(a)	774	143,802
Boot Barn Holdings, Inc.(a)	14,211	2,334,441
Caleres, Inc.	27,569	341,029
Camping World Holdings, Inc., Class A	21,273	162,313
CarMax, Inc.(a)	4,139	218,912
EVgo, Inc., Class A(a)(b)	16,700	31,897
Five Below, Inc.(a)	9,718	1,747,199
Floor & Decor Holdings, Inc., Class A(a)	4,019	238,568
Gap, Inc. (The)	36,502	681,857
Group 1 Automotive, Inc.	6,153	1,791,569
Lithia Motors, Inc., Class A	7,029	2,041,854
Murphy U.S.A., Inc.	2,665	1,436,089
Penske Automotive Group, Inc.	11,619	2,079,220
RealReal, Inc. (The)(a)(b)	35,492	418,451
Revolve Group, Inc., Class A(a)	15,015	343,693
RH(a)	1,416	233,258
Signet Jewelers Ltd.	11,642	1,003,540
Sonic Automotive, Inc., Class A	10,858	920,650
ThredUp, Inc., Class A(a)	75,564	517,613
Upbound Group, Inc.	11,220	238,088
Urban Outfitters, Inc.(a)	15,805	1,119,942
Valvoline, Inc.(a)	17,923	708,675
Victoria’s Secret & Co.(a)	9,723	811,676
Wayfair, Inc., Class A(a)	13,966	1,290,738
Zumiez, Inc.(a)	27,131	482,932
		24,361,461
Technology Hardware, Storage & Peripherals — 0.7%
Everpure, Inc., Class A(a)	38,582	3,039,876
IonQ, Inc.(a)	28,837	1,535,859
Sandisk Corp.(a)	770	1,750,772
		6,326,507
Textiles, Apparel & Luxury Goods — 0.4%
G-III Apparel Group Ltd.	26,794	903,226
Levi Strauss & Co., Class A	14,241	353,604

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp., Class A	2,327	$ 934,081
Tapestry, Inc.	10,608	1,552,799
		3,743,710
Tobacco — 0.0%
Turning Point Brands, Inc.	2,134	180,985
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	12,786	4,323,586
BlueLinx Holdings, Inc.(a)	5,837	361,194
Boise Cascade Co.	25,214	1,957,363
DNOW, Inc.(a)	56,125	727,941
GATX Corp.	4,259	754,652
Global Industrial Co.	1,733	57,986
Herc Holdings, Inc.	7,380	1,057,849
McGrath RentCorp	2,589	313,347
QXO, Inc.(a)(b)	33,792	583,926
Rush Enterprises, Inc., Class A	26,414	1,927,826
Watsco, Inc.	3,770	1,571,072
WESCO International, Inc.	10,057	3,473,989
Xometry, Inc., Class A(a)	3,577	345,252
		17,455,983
Water Utilities — 0.1%
American States Water Co.	1,284	106,097
Essential Utilities, Inc.	30,043	1,150,947
		1,257,044
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	22,777	842,977
Total Common Stocks — 102.7% (Cost: $807,611,420)		962,605,294
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(a)(c)	2,290	1,488
Security	Shares	Value
Biotechnology (continued)
Blueprint Medicines Corp., CVR(a)(c)	8,512	$ 8,427
Poseida Therapeutics, Inc., CVR(a)(c)	4,680	6,833
		16,748
Consumer Staples Distribution & Retail — 0.0%
Akouos, Inc., CVR(a)(c)	2,192	—
Walgreens Boots Alliance, Inc., CVR(a)(c)	37,514	19,883
		19,883
Total Rights — 0.0% (Cost: $ —)		36,631
Total Long-Term Investments — 102.7% (Cost: $807,611,420)		962,641,925
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	23,132,576	23,139,516
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(d)(e)	9,968,489	9,968,489
Total Short-Term Securities — 3.5% (Cost: $33,106,982)		33,108,005
Total Investments — 106.2% (Cost: $840,718,402)		995,749,930
Liabilities in Excess of Other Assets — (6.2)%		(57,838,703)
Net Assets — 100.0%		$ 937,911,227

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 15,703,045	$ 7,435,334 (a)	$ —	$ (835)	$ 1,972	$ 23,139,516	23,132,576	$ 86,748 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	8,226,702	1,741,787 (a)	—	—	—	9,968,489	9,968,489	97,299	—
				$ (835)	$ 1,972	$ 33,108,005		$ 184,047	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap Fund, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	81	09/18/26	$ 12,335	$ 205,865
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 33,690,695	$ —	$ —	$ 33,690,695
Air Freight & Logistics	5,967,743	—	—	5,967,743
Automobile Components	9,452,681	—	—	9,452,681
Automobiles	799,276	—	—	799,276
Banks	60,227,938	—	—	60,227,938
Beverages	1,873,138	—	—	1,873,138
Biotechnology	55,895,425	—	—	55,895,425
Broadline Retail	5,668,387	—	—	5,668,387
Building Products	15,680,384	—	—	15,680,384
Capital Markets	27,694,091	255,164	—	27,949,255
Chemicals	15,718,579	—	—	15,718,579
Commercial Services & Supplies	8,310,366	—	—	8,310,366
Communications Equipment	14,507,321	—	—	14,507,321
Construction & Engineering	28,408,509	—	—	28,408,509
Construction Materials	194,821	—	—	194,821
Consumer Finance	18,477,532	—	—	18,477,532
Consumer Staples Distribution & Retail	27,095,681	—	—	27,095,681
Containers & Packaging	5,720,086	—	—	5,720,086
Distributors	6,369,611	—	—	6,369,611
Diversified Consumer Services	7,757,318	—	—	7,757,318
Diversified REITs	767,354	—	—	767,354
Diversified Telecommunication Services	2,088,940	—	—	2,088,940
Electric Utilities	5,173,276	—	—	5,173,276
Electrical Equipment	21,329,545	—	—	21,329,545
Electronic Equipment, Instruments & Components	37,554,097	—	—	37,554,097

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Energy Equipment & Services	$ 14,793,873	$ —	$ —	$ 14,793,873
Entertainment	4,842,887	—	—	4,842,887
Financial Services	11,431,524	—	—	11,431,524
Food Products	2,222,980	—	—	2,222,980
Gas Utilities	11,549,431	—	—	11,549,431
Ground Transportation	10,651,664	—	—	10,651,664
Health Care Equipment & Supplies	7,964,396	—	—	7,964,396
Health Care Providers & Services	37,018,345	—	—	37,018,345
Health Care REITs	6,466,029	—	—	6,466,029
Health Care Technology	4,153,026	—	—	4,153,026
Hotel & Resort REITs	9,246,375	—	—	9,246,375
Hotels, Restaurants & Leisure	14,655,109	—	—	14,655,109
Household Durables	10,572,285	—	—	10,572,285
Household Products	983,246	—	—	983,246
Independent Power and Renewable Electricity Producers	2,839,017	—	—	2,839,017
Industrial Conglomerates	2,270,660	—	—	2,270,660
Industrial REITs	4,773,563	—	—	4,773,563
Insurance	32,163,246	—	—	32,163,246
Interactive Media & Services	6,373,794	—	—	6,373,794
IT Services	4,885,037	—	—	4,885,037
Leisure Products	5,086,836	—	—	5,086,836
Life Sciences Tools & Services	11,057,841	—	—	11,057,841
Machinery	40,373,677	—	—	40,373,677
Marine Transportation	6,179,637	—	—	6,179,637
Media	13,656,465	—	—	13,656,465
Metals & Mining	22,114,540	—	—	22,114,540
Mortgage Real Estate Investment Trusts (REITs)	92,880	—	—	92,880
Multi-Utilities	10,969,124	—	—	10,969,124
Office REITs	4,248,045	—	—	4,248,045
Oil, Gas & Consumable Fuels	25,346,992	—	—	25,346,992
Paper & Forest Products	623,583	—	—	623,583
Passenger Airlines	6,366,572	—	—	6,366,572
Personal Care Products	229,944	—	—	229,944
Pharmaceuticals	8,327,660	—	—	8,327,660
Professional Services	13,433,988	—	—	13,433,988
Real Estate Management & Development	3,769,047	—	—	3,769,047
Residential REITs	593,667	—	—	593,667
Retail REITs	21,308,856	—	—	21,308,856
Semiconductors & Semiconductor Equipment	44,269,341	—	—	44,269,341
Software	47,041,071	—	—	47,041,071
Specialized REITs	6,812,416	—	—	6,812,416
Specialty Retail	24,361,461	—	—	24,361,461
Technology Hardware, Storage & Peripherals	6,326,507	—	—	6,326,507
Textiles, Apparel & Luxury Goods	3,743,710	—	—	3,743,710
Tobacco	180,985	—	—	180,985
Trading Companies & Distributors	17,455,983	—	—	17,455,983
Water Utilities	1,257,044	—	—	1,257,044
Wireless Telecommunication Services	842,977	—	—	842,977
Rights	—	—	36,631	36,631
Short-Term Securities
Money Market Funds	33,108,005	—	—	33,108,005
	$ 995,458,135	$ 255,164	$ 36,631	$ 995,749,930
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 205,865	$ —	$ —	$ 205,865

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap Fund, Inc.

Portfolio Abbreviation
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust